General	6 Months Ended
Jun. 30, 2021
General [Abstract]
GENERAL
NOTE 1:	GENERAL

A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) is engaged in the development of therapeutics for the treatment of unmet medical needs. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 5 Badner Street, Ramat Gan, Israel.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

As of June 30, 2021, the Company has a wholly-owned subsidiary, Xtepo Ltd. (“Xtepo”), which was incorporated in Israel.

The Company and Xtepo are heretofore referred to as the Group.